The Gabelli Global Content & Connectivity Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.9%
	COMMUNICATION SERVICES — 71.0%
	Telecommunication Services — 39.7%
	Wireless Telecommunication Services — 26.4%
	Wireless Telecommunication Services — 26.4%
60,000	America Movil SAB de CV, Cl. L, ADR	$749,400
25,000	Anterix Inc.†	817,750
36,000	China Mobile Ltd., ADR	1,157,760
40,000	KDDI Corp.	1,007,349
32,000	Millicom International Cellular SA, SDR	974,023
140,000	MTN Group Ltd.	469,230
14,000	Rogers Communications Inc., Cl. B	555,100
160,000	Sistema PJSC FC, GDR	857,600
60,000	SoftBank Group Corp.	3,680,273
50,000	T-Mobile US Inc.†	5,718,000
90,000	Turkcell Iletisim Hizmetleri A/S, ADR	431,100
36,000	United States Cellular Corp.†	1,063,080
60,000	Vodafone Group plc, ADR	805,200
125,000	WideOpenWest Inc.†	648,750

		18,934,615

	Diversified Telecommunication Services — 13.3%
	Integrated Telecommunication Services — 11.9%
16,000	AT&T Inc.	456,160
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	306,348
3,750,000	China Tower Corp. Ltd., Cl. H	648,383
43,000	Deutsche Telekom AG, ADR	724,550
15,000	Nippon Telegraph & Telephone Corp.	305,789
65,000	Telenor ASA	1,090,244
65,000	Telephone and Data Systems Inc.	1,198,600
50,000	TELUS Corp.	880,500
50,000	Verizon Communications Inc.	2,974,500

		8,585,074

	Alternative Carriers — 1.4%
100,000	CenturyLink Inc.	1,009,000

	Media & Entertainment — 31.3%
	Media — 9.1%
	Cable & Satellite — 9.1%
100,000	Comcast Corp., Cl. A	4,626,000
25,000	DISH Network Corp., Cl. A†	725,750
57,000	Liberty Global plc, Cl. C†	1,170,495

		6,522,245

	Interactive Media & Services — 14.8%
	Interactive Media & Services — 14.8%
3,700	Alphabet Inc., Cl. C†	5,437,520
20,000	Facebook Inc., Cl. A†	5,238,000

		10,675,520

Shares		Market Value

	Entertainment — 7.4%
	Movies & Entertainment — 5.7%
120,000	Borussia Dortmund GmbH & Co. KGaA	$721,764
23,000	Liberty Media Corp.- Liberty Braves, Cl. C†	483,230
6,000	Madison Square Garden Sports Corp.†	902,880
30,000	Manchester United plc, Cl. A	436,200
130,000	OL Groupe SA†	307,887
10,000	The Walt Disney Co.	1,240,800

		4,092,761

	Interactive Home Entertainment — 1.7%
4,000	Take-Two Interactive Software Inc.†	660,880
6,000	Ubisoft Entertainment SA†	542,097

		1,202,977

	TOTAL COMMUNICATION SERVICES	51,022,192

	INFORMATION TECHNOLOGY — 9.2%
	Technology Hardware & Equipment — 3.0%
	Technology Hardware, Storage & Peripherals — 1.9%
	Technology Hardware, Storage & Peripherals — 1.9%
12,000	Apple Inc.	1,389,720

	Electronic Equipment, Instruments & Components — 1.1%
	Electronic Equipment & Instruments — 1.1%
10,000	Sony Corp., ADR	767,500

	Software & Services — 6.2%
	Software — 2.5%
	Systems Software — 2.5%
8,500	Microsoft Corp.	1,787,805

	IT Services — 3.7%
	Internet Services and Infrastructure — 0.7%
20,000	GMO internet Inc.	519,793

	Data Processing & Outsourced Services — 3.0%
3,500	Mastercard Inc., Cl. A	1,183,595
2,500	PayPal Holdings Inc.†	492,575
2,500	Visa Inc., Cl. A	499,925

		2,176,095

	TOTAL INFORMATION TECHNOLOGY	6,640,913

	FINANCIALS — 8.2%
	Diversified Financials — 8.2%
	Diversified Financial Services — 8.2%
	Multi-Sector Holdings — 8.2%
110,000	Kinnevik AB, Cl. B	4,478,804
4,460	Old Mutual Ltd.(a)	4,489
172,000	VNV Global AB†	1,378,942

1

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Diversified Financials (Continued)
	Diversified Financial Services (Continued)
	Multi-Sector Holdings (Continued)
12,000	Waterloo Investment Holdings Ltd.†(a)	$2,520

		5,864,755

	TOTAL FINANCIALS	5,864,755

	CONSUMER DISCRETIONARY — 4.9%
	Retailing — 4.9%
	Internet & Direct Marketing Retail — 4.9%
	Internet & Direct Marketing Retail — 4.9%
14,000	Naspers Ltd., Cl. N	2,474,030
11,500	Prosus NV†	1,061,132

		3,535,162

	TOTAL CONSUMER DISCRETIONARY	3,535,162

	REAL ESTATE — 4.6%
	Real Estate — 4.6%
	Equity Real Estate Investment Trusts — 4.6%
	Specialized REITs — 4.6%
4,000	Crown Castle International Corp., REIT	666,000
7,500	Digital Realty Trust Inc., REIT	1,100,700
2,000	Equinix Inc., REIT	1,520,260

		3,286,960

	TOTAL REAL ESTATE	3,286,960

	TOTAL COMMON STOCKS	70,349,982

	CLOSED-END FUNDS — 0.2%
	CONSUMER DISCRETIONARY — 0.2%
	Retailing — 0.2%
	Internet & Direct Marketing Retail — 0.2%
	Internet & Direct Marketing Retail — 0.2%
5,800	Altaba Inc., Escrow†	131,370

Shares		Market Value

	PREFERRED STOCKS — 1.2%
	INDUSTRIALS — 1.2%
	Capital Goods — 1.2%
	Electrical Equipment — 1.2%
	Electrical Components & Equipment — 1.2%
20,000	Samsung Electronics Co. Ltd., 10.630%	$863,617

	WARRANTS — 0.7%
	FINANCIALS — 0.0%
	Diversified Financials — 0.0%
	Diversified Financial Services — 0.0%
	Multi-Sector Holdings — 0.0%
31,463	VNV Global AB, expire 08/10/23†	27,402

	COMMUNICATION SERVICES — 0.7%
	Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
81,000	Bharti Airtel Ltd., expire 12/02/20†(b)	462,510

	TOTAL WARRANTS	489,912

Principal Amount
	CORPORATE BONDS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
$32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(a)	1,532

	TOTAL INVESTMENTS — 100.0% (Cost $51,577,991)	$71,836,413

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

	%of
	Market	Market
Geographic Diversification	Value	Value

North America	60.4%	$43,409,982
Europe	21.5	15,469,951
Japan	8.8	6,280,703
South Africa	4.1	2,947,749
Asia/Pacific	3.7	2,669,760
Latin America	1.5	1,058,268

	100.0%	$71,836,413

3